Provisions	12 Months Ended
Dec. 31, 2025
Provisions [Abstract]
PROVISIONS
14	PROVISIONS

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
As at beginning of the year	494,280	441,353	108,748
Add: Provision for warranty during the year	202,929	-	-
Add: Provision for reinstatement cost during the year	-	25,296	6,233
Less: Unclaimed warranty during the year	(255,856)	(441,353)	(108,748)
As at end of the year	441,353	25,296	6,233

The Group provides a one-year warranty on all food kiosk ordering machines and power bank charging stations sold, covering defects in materials and workmanship. The warranty provision is assessed at each reporting date based on historical claims experience, product defect trends, customer complaints and service reports, supplier warranty coverage arrangements, and post-year-end events up to the date of approval of the financial statements.

For the financial year ended 31 December 2025, no warranty provision has been recognized as management assessed that no present obligation exists and the expected warranty claims are not probable or can be recovered from suppliers. Accordingly, the estimated outflow of economic resources is not material.

During the financial year ended 31 December 2025, the Group entered into a new lease arrangement which includes reinstatement obligations. Accordingly, a provision for reinstatement costs has been recognized, with a corresponding adjustment to the right-of-use asset.